Note 13 - Stock Options and Contributed Surplus - Share Price (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Weighted average share price	$ 0.24	$ 0.62	$ 1.19
Stock options, grant one [member]
Statement Line Items [Line Items]
Weighted average share price	0.32	0.75	1.31
Stock options, grant two [member]
Statement Line Items [Line Items]
Weighted average share price	0.27	0.74	1.59
Stock options, grant three [member]
Statement Line Items [Line Items]
Weighted average share price	0.25	0.66	1.33
Stock options, grant four [member]
Statement Line Items [Line Items]
Weighted average share price	0.28	0.71	1.14
Stock options, grant five [member]
Statement Line Items [Line Items]
Weighted average share price	0.22	0.62	1.13
Stock options, grant six [member]
Statement Line Items [Line Items]
Weighted average share price	0.22	0.46	1.25
Stock options, grant seven [member]
Statement Line Items [Line Items]
Weighted average share price	0.23		1.19
Stock options, grant eight [member]
Statement Line Items [Line Items]
Weighted average share price	0.24		0.83
Stock options, grant nine [member]
Statement Line Items [Line Items]
Weighted average share price	0.28		0.72
Stock options, grant ten [member]
Statement Line Items [Line Items]
Weighted average share price	0.29		0.63
Stock options, grant eleven [member]
Statement Line Items [Line Items]
Weighted average share price	0.21		0.74
Stock options, grant twelve [member]
Statement Line Items [Line Items]
Weighted average share price			0.62
Stock options, grant thirteen [member]
Statement Line Items [Line Items]
Weighted average share price			$ 0.65